Expense Example	Jul. 02, 2026 USD ($)
GraniteShares 2x Long SK Hynix Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short SK Hynix Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	$ 713